TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

15. TAXATION

(a)	Value Added Tax (“VAT”) and Surcharges

The Group is subject to VAT at the rate of 6% for both corporate learning solutions and other revenues.

(b)Income Tax

Cayman Islands

Under the current laws of the Cayman Islands, entities incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to a two-tiered profits tax rates regime. Under the two-tiered profits tax rates regime, the first HK$2.0 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2.0 million will be taxed at 16.5%.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted a new Enterprise Income Tax Law (“new EIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires.

15. TAXATION (CONTINUED)

(b)Income Tax (continued)

PRC (continued)

Radnova Intelligence was recognized as a HNTE first time on November 30, 2021 and renewed its HNTE certificate on December 16, 2024, thus it was entitled to the preferential income tax rate of 15% from calendar year 2021 to 2026. Yunxuetang Information was recognized as a HNTE first time on December 19, 2025, thus it was entitled to the preferential income tax rate of 15% from calendar year 2025 to 2027.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2024 and 2025, there are qualified small and low-profit enterprises in PRC, and thus they were eligible for the above preferential tax rate for small and low-profit enterprises.

Singapore

The applicable tax rate is 17% in Singapore, with 75% of the first approximately SGD 10,000 taxable income and 50% of the next approximately SGD 190,000 taxable income are exempted from income tax.

Withholding Tax on Undistributed Dividends

The new EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “actual management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “actual management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

The new EIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend. The State Taxation Administration (“SAT”) further promulgated SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status.

As of December 31, 2024 and 2025, the Group does not have any plan for its PRC subsidiaries to distribute their retained earnings and intends to retain them to operate and expand its business in the PRC. Accordingly, no deferred income tax liabilities on withholding tax were provided as of December 31, 2024 and 2025, respectively.

15. TAXATION (CONTINUED)

(b)Income Tax (continued)

Composition of Income Tax

The (loss)/income before income tax benefit is attributable to the following geographic locations:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss from PRC entities	(307,901)	(176,456)	(96,735)
Income/(Loss) from overseas entities	68,192	84,403	(62,197)
Total Loss before income tax benefit	(239,709)	(92,053)	(158,932)

The income tax benefit consists of the following components:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	—	—	—
Deferred income tax benefit	9,871	—	—
Total income tax benefit	9,871	—	—

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax benefit of the Group:

	Year ended December 31,
	2023	2024	2025
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions (1)	8.0%	21.0%	(7.0)%
Preferential tax rates and tax holiday (2)	(4.0)%	(11.0)%	(8.0)%
Permanent differences (3)	(2.6)%	(25.0)%	(1.0)%
Additional deduction of qualified R&D expenditures	7.7%	16.0%	5.0%
Changes in valuation allowance	(19.0)%	70.0%	78.0%
Changes in tax rates	—	(25.0)%	(109.0)%
NOL true-up related to HNTE (4)	—	—	17.0%
Expiration on net operating losses (“NOL”)	(11.0)%	(49.0)%	—
Deconsolidation on NOL	—	(22.0)%	—
Effective tax rates	4.1%	—	—
(1)	The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, British Virgin Islands, Singapore and Hong Kong.
(2)	Radnova Intelligence has been qualified as HNTE and enjoys a preferential income tax rate of 15% during 2023, 2024 and 2025. Since Radnova Intelligence had cumulative tax losses as of December 31, 2023, 2024 and 2025, there was no effect of the tax holiday. Yunxuetang Information has been qualified as HNTE and enjoys a preferential income tax rate of 15% for the years ended December 31, 2025, 2026 and 2027. Since Yunxuetang Information had cumulative tax losses as of December 31, 2024 and 2025, there was no effect of the tax holiday.
(3)	The permanent differences are primarily related to share-based compensation, non-deductible expenses and true-up on NOL.

15. TAXATION (CONTINUED)

(b)Income Tax (continued)

Composition of Income Tax (continued)

(4)	As Yunxuetang Information was recognized as a Small and medium-sized technology enterprise (Technological SMEs) in 2024 and obtained the HNTE certificate in 2025, its net operating loss in the previous five years can be carried forward from 5 years to 10 years. Thus, the net operating loss carried forward of Yunxuetang Information was trued up to annual income tax returns due to the extension of the expiration year for the net operating loss carried forward.

(c)Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Net operating loss carried forward	452,178	327,627
Excess advertising expense	—	35
Accounts receivables allowance	259	236
Fair value change of long-term investment	4,141	5,657
Total deferred tax assets	456,578	333,555
Valuation allowance	(456,578)	(333,555)
Total deferred tax assets, net of valuation allowance	—	—

The Group had no deferred tax liabilities recorded on the consolidated balance sheets as of December 31, 2024 and 2025.

Movement of valuation allowance:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(476,022)	(521,462)	(456,578)
Additions	(45,440)	—	(5,417)
Reversals	—	64,884	128,440
Balance at end of the year	(521,462)	(456,578)	(333,555)

According to PRC tax regulations, the PRC enterprise’s net operating loss can be generally carried forward for no longer than five years, and HNTE or Technological SMEs’ net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires or maintain Technological SMEs in the foreseeable future.

Total net operating losses (“NOL”) carryforwards of the subsidiaries, consolidated VIE and VIE’s subsidiaries established in the PRC of the Company is RMB 1,905,882 and RMB 2,219,827 as of December 31, 2024 and 2025, respectively. As of December 31, 2025, net operating loss carryforwards of the subsidiaries, consolidated VIE and VIE’s subsidiaries established in the PRC of the Company will expire in calendar years 2026 through 2035, if not utilized.

15. TAXATION (CONTINUED)

(c)Deferred Tax Assets and Deferred Tax Liabilities (continued)

The net operating loss carryforwards of the Group’s subsidiary in Hong Kong are nil and RMB 3,891 as of December 31, 2024 and 2025, respectively. Total net operating loss carryforwards of the Group’s subsidiary in Singapore are RMB 53 and RMB 20,156 as of December 31, 2024 and 2025, respectively. And the carry forward of tax losses in Hong Kong and Singapore generally have no time limits.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and uncertainty of future profitability and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of the majority of net operating losses for PRC. Accordingly, as of December 31, 2024 and 2025, RMB 456,578 and RMB 333,555 valuation allowance has been established respectively.

(d) Uncertain Tax Position

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions. For the years ended December 31, 2023, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

As of December 31, 2025, the tax years ended December 31, 2020 through 2024 for the Group’s subsidiaries in the PRC and the VIE and VIE’s subsidiaries are generally subject to examination by the PRC tax authorities. The statute of limitations for the Group’s subsidiary in Singapore is four years from the year of assessment. It does not apply where there has been fraud or willful default by the taxpayer. The statute of limitations for the Group’s subsidiaries in Hong Kong is six years after the end of that year of assessment. It may be made up to ten years after the end of the relevant assessment year where there has been fraud or willful default by the taxpayer.